BNY Mellon International Equity ETF
SCHEDULE OF INVESTMENTS
July 31, 2026 (Unaudited)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.2%
Australia — 6.2%
AGL Energy Ltd.	28,787	167,410
ALS Ltd.	26,088	395,958
Ampol Ltd.	12,454	349,008
ANZ Group Holdings Ltd.	153,108	4,012,150
APA Group	65,385	467,957
Aristocrat Leisure Ltd.	28,125	1,266,009
ASX Ltd.	10,067	388,033
Atlas Arteria Ltd.	50,413	178,100
Aurizon Holdings Ltd.	87,631	257,885
BHP Group Ltd.	239,969	10,164,793
BHP Group Ltd.	12,756	537,995
BlueScope Steel Ltd.	22,398	514,727
Brambles Ltd.	68,388	940,954
CAR Group Ltd.	18,726	341,826
Charter Hall Group	22,932	375,760
Cochlear Ltd.	2,779	234,103
Coles Group Ltd.	65,797	1,113,261
Commonwealth Bank of Australia	84,363	10,519,082
Computershare Ltd.	26,382	758,594
CSL Ltd.	24,012	2,075,388
Dexus	47,652	200,476
EBOS Group Ltd.	7,222	93,538
Endeavour Group Ltd.	73,462	179,554
Evolution Mining Ltd.	97,495	771,721
Fortescue Ltd.	80,145	1,041,926
Goodman Group	101,314	2,118,373
Insurance Australia Group Ltd.	123,582	736,914
IREN Ltd.(a),(b)	16,487	606,722
JB Hi-Fi Ltd.	4,819	277,303
Lynas Rare Earths Ltd.(a)	46,299	458,181
Macquarie Group Ltd.	18,066	3,211,375
Medibank Private Ltd.	141,585	514,117
Mineral Resources Ltd.(a)	9,204	374,808
Mirvac Group	169,740	213,398
National Australia Bank Ltd.	154,626	4,488,508
NEXTDC Ltd.(a)	39,864	374,060
Northern Star Resources Ltd.	67,183	939,002
Orica Ltd.	21,533	352,685
Origin Energy Ltd.	88,277	667,135
PLS Group Ltd.(a)	147,076	428,691
Pro Medicus Ltd.	2,647	301,568
Qantas Airways Ltd.	69,851	488,146
QBE Insurance Group Ltd.	76,026	1,320,506
Ramsay Health Care Ltd.	9,471	294,948
REA Group Ltd.(b)	2,485	280,494
Reece Ltd.	10,852	122,637
Rio Tinto Ltd.	18,773	2,249,005
Santos Ltd.	164,192	904,112

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.2% (continued)
Australia — 6.2% (continued)
Scentre Group	272,515	750,292
SEEK Ltd.	19,285	198,974
SGH Ltd.	9,797	304,344
Sigma Healthcare Ltd.	227,294	469,342
Sonic Healthcare Ltd.	24,385	374,392
South32 Ltd.	232,183	745,248
Stockland	110,647	331,834
Suncorp Group Ltd.	53,995	727,751
Technology One Ltd.	13,659	295,093
Telstra Group Ltd.	565,899	1,995,247
The GPT Group	94,017	339,409
The Lottery Corp., Ltd.	117,901	462,896
TPG Telecom Ltd.	32,539	81,817
Transurban Group	157,533	1,638,629
Vicinity Ltd.	207,283	390,169
Washington H Soul Pattinson & Co. Ltd.	17,575	570,655
Wesfarmers Ltd.	57,301	3,596,329
Westpac Banking Corp.	173,101	4,604,144
Whitehaven Coal Ltd.	39,348	192,900
WiseTech Global Ltd.	8,296	211,509
Woodside Energy Group Ltd.	96,103	2,224,060
Woolworths Group Ltd.	60,937	1,702,122
Worley Ltd.	24,057	178,595
		81,454,647
Austria — .4%
ANDRITZ AG	3,645	340,533
BAWAG Group AG(c)	3,599	725,473
Erste Group Bank AG	15,437	2,003,444
EVN AG	2,418	81,513
OMV AG	7,431	539,916
Raiffeisen Bank International AG	5,672	387,639
Strabag SE, BR	922	88,896
Verbund AG	3,428	234,870
Vienna Insurance Group AG Wiener Versicherung Gruppe	1,860	151,728
voestalpine AG	5,816	300,988
Wienerberger AG	6,348	155,276
		5,010,276
Belgium — 1.1%
Ackermans & van Haaren NV	1,125	348,444
Aedifica SA	4,247	343,268
Ageas SA	8,889	735,338
Anheuser-Busch InBev SA	48,512	4,197,322
Argenx SE(a)	3,118	2,672,623
D’ieteren Group	1,055	217,761
Elia Group SA	2,123	304,594
Financiere de Tubize SA	1,008	224,992
Groupe Bruxelles Lambert NV	3,782	340,060
KBC Group NV	12,838	1,841,174
Lotus Bakeries NV	22	281,977
Sofina SA	671	189,762
Syensqo SA	3,826	338,294

Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.2% (continued)
Belgium — 1.1% (continued)
UCB SA	6,140	1,574,649
Warehouses De Pauw, CVA	8,411	215,997
		13,826,255
Canada — 11.8%
Agnico Eagle Mines Ltd.	25,485	3,697,264
Alamos Gold, Inc., Cl. A	21,197	588,684
Alimentation Couche-Tard, Inc.	35,114	2,278,023
AltaGas Ltd.	15,423	613,248
ARC Resources Ltd.	29,427	703,345
AtkinsRealis Group, Inc.	8,487	525,670
Bank of Montreal	36,008	6,454,669
Barrick Mining Corp.	84,653	3,104,678
BCE, Inc.	48,125	1,043,220
Bombardier, Inc., Cl. B(a)	4,404	1,060,275
Brookfield Corp.	111,211	4,723,207
Brookfield Wealth Solutions Ltd.	1,895	81,954
CAE, Inc.(a)	15,143	390,328
Cameco Corp.	22,135	1,908,894
Canadian Imperial Bank of Commerce	47,059	5,569,859
Canadian National Railway Co.	27,566	3,502,612
Canadian Natural Resources Ltd.	103,958	4,948,722
Canadian Pacific Kansas City Ltd.	45,409	4,030,601
Canadian Tire Corp. Ltd., Cl. A	2,562	373,657
Canadian Utilities Ltd., Cl. A	7,180	285,184
CCL Industries, Inc., Cl. B	6,850	453,867
Celestica, Inc.(a)	5,715	1,889,737
Cenovus Energy, Inc.	67,179	2,024,205
CGI, Inc.	9,077	663,928
Choice Properties Real Estate Investment Trust	14,867	169,140
Constellation Software, Inc.	1,018	2,179,167
Dollarama, Inc.	13,427	1,827,818
Emera, Inc.	15,482	826,715
Empire Co. Ltd.	6,737	246,409
Enbridge, Inc.	110,930	6,031,821
Fairfax Financial Holdings Ltd.	1,036	1,733,665
First Quantum Minerals Ltd.(a)	34,775	963,294
FirstService Corp.	2,090	294,196
Fortis, Inc.	25,908	1,473,756
Franco-Nevada Corp.	9,751	2,073,022
George Weston Ltd.	8,220	613,900
GFL Environmental, Inc.	10,746	443,444
Gildan Activewear, Inc.	7,887	436,277
Great-West Lifeco, Inc.	14,080	932,812
Hydro One Ltd.(c)	16,177	673,441
iA Financial Corp., Inc.	4,627	683,636
IGM Financial, Inc.	4,829	300,029
Imperial Oil Ltd.	7,684	995,521
Intact Financial Corp.	8,927	1,751,546
Ivanhoe Mines Ltd., Cl. A(a),(b)	39,658	284,675
Keyera Corp.	11,980	508,628
Kinross Gold Corp.	60,474	1,393,249

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.2% (continued)
Canada — 11.8% (continued)
Loblaw Companies, Ltd.	27,445	1,287,490
Lundin Gold, Inc.	4,891	273,653
Lundin Mining Corp.	34,242	847,232
Magna International, Inc.	13,341	914,284
Manulife Financial Corp.	85,284	3,784,996
Metro, Inc.	11,205	744,258
National Bank of Canada	19,851	3,208,621
Nutrien Ltd.	24,219	1,670,478
Pan American Silver Corp.	21,629	930,624
Pembina Pipeline Corp.	28,848	1,409,447
Power Corp. of Canada	27,396	1,870,861
Quebecor, Inc., Cl. B	8,029	371,274
Rogers Communications, Inc., Cl. B	20,269	685,723
Royal Bank of Canada	70,741	14,795,678
Saputo, Inc.	12,122	340,714
Shopify, Inc., Cl. A(a)	59,823	7,001,276
Stantec, Inc.	5,907	416,566
Sun Life Financial, Inc.	28,222	2,339,880
Suncor Energy, Inc.	60,076	4,031,475
TC Energy Corp.	52,621	3,540,951
Teck Resources Ltd., Cl. B	21,647	1,301,736
TELUS Corp.	79,459	757,858
TFI International, Inc.	3,841	518,549
The Bank of Nova Scotia	62,699	5,496,023
The Toronto-Dominion Bank	85,742	10,270,582
Thomson Reuters Corp.	6,736	660,323
Tourmaline Oil Corp.	18,689	824,775
Waste Connections, Inc.	13,033	2,181,751
Wheaton Precious Metals Corp.	22,681	2,465,266
Whitecap Resources, Inc.	59,479	701,274
WSP Global, Inc.	6,606	806,508
		154,202,118
Chile — .1%
Antofagasta PLC	17,632	867,268
China — .1%
BYD Electronic International Co. Ltd.	34,500	103,303
China Mengniu Dairy Co. Ltd.	151,000	363,943
CSPC Pharmaceutical Group Ltd.	394,000	431,101
Fosun International Ltd.(a)	146,500	88,928
Qingdao Port International Co. Ltd., Cl. H(c)	48,000	43,522
Yangzijiang Shipbuilding Holdings Ltd.	131,200	400,611
		1,431,408
Denmark — 1.4%
AP Moller - Maersk A/S, Cl. A	143	371,986
AP Moller - Maersk A/S, Cl. B	202	541,164
Ascendis Pharma A/S(a)	2,348	572,701
Carlsberg A/S, Cl. B	4,606	677,917
Coloplast A/S, Cl. B	6,020	397,889
Danske Bank A/S	32,787	1,883,420
DSV A/S	9,682	2,094,594
Genmab A/S(a)	3,083	881,942

Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.2% (continued)
Denmark — 1.4% (continued)
Novo Nordisk A/S, Cl. B	158,672	7,485,738
Novonesis Novozymes, Cl. B	17,789	1,155,494
Orsted A/S(a),(c)	23,378	521,770
Tryg A/S	15,505	369,204
Vestas Wind Systems A/S	51,111	1,373,213
		18,327,032
Faroe Islands — .0%
Bakkafrost P/F	2,396	114,341
Finland — 1.0%
Elisa OYJ	6,414	258,139
Fortum OYJ	21,137	479,695
Kesko OYJ, Cl. B	14,561	361,533
Kone OYJ, Cl. B	16,748	965,397
Metso OYJ	31,953	592,260
Neste OYJ	21,937	771,322
Nokia OYJ	258,658	2,368,291
Nordea Bank Abp	157,697	3,175,168
Orion OYJ, Cl. B	5,487	511,990
Sampo OYJ, Cl. A	120,167	1,330,596
Stora Enso OYJ, Cl. R	28,708	328,252
UPM-Kymmene OYJ	27,176	735,408
Wartsila OYJ Abp	24,755	835,658
		12,713,709
France — 7.0%
Air Liquide SA	31,413	6,170,198
AXA SA	84,439	4,365,977
BNP Paribas SA	50,395	6,358,299
Bollore SE(b)	28,106	125,210
Bouygues SA	10,316	578,736
Capgemini SE	7,524	887,315
Cie de Saint-Gobain SA	22,575	2,111,138
Cie Generale des Etablissements Michelin SCA	32,758	1,318,009
Credit Agricole SA	49,630	1,100,637
Danone SA	32,267	2,506,665
Dassault Systemes SE	32,858	757,985
Engie SA	86,053	2,684,113
EssilorLuxottica SA	14,649	2,764,964
Hermes International SCA	1,641	2,891,551
Kering SA	3,571	1,167,668
Legrand SA	12,772	1,930,899
L’Oreal SA	11,306	5,033,489
LVMH Moet Hennessy Louis Vuitton SE	13,021	7,118,366
Orange SA	92,913	1,771,350
Pernod Ricard SA	9,259	722,482
Publicis Groupe SA	11,192	1,192,663
Safran SA	17,613	6,857,550
Sanofi SA	53,215	4,559,536
Sartorius Stedim Biotech	1,536	294,600
Schneider Electric SE	27,440	9,142,983
Societe Generale SA	32,145	3,007,202
Thales SA	4,501	1,273,423

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.2% (continued)
France — 7.0% (continued)
TotalEnergies SE	101,080	8,887,457
Vinci SA	24,155	3,405,851
		90,986,316
Germany — 7.0%
adidas AG	8,455	1,550,626
Allianz SE	19,207	9,557,645
BASF SE	45,297	2,626,668
Bayer AG	48,927	2,704,875
Bayerische Motoren Werke AG	16,607	1,133,055
Beiersdorf AG	4,080	378,919
BioNTech SE, ADR(a)	5,344	486,042
Commerzbank AG	35,720	1,548,147
Continental AG	5,813	480,610
Daimler Truck Holding AG	24,982	1,406,684
Deutsche Bank AG	90,232	3,309,147
Deutsche Boerse AG	9,230	2,785,513
Deutsche Post AG	46,509	3,090,790
Deutsche Telekom AG	177,059	5,451,417
E.ON SE	112,171	2,415,326
Fresenius Medical Care AG	9,703	496,230
Fresenius SE & Co. KGaA	21,365	1,094,368
Hannover Rueck SE	2,924	843,070
Hapag-Lloyd AG(c)	315	46,064
Heidelberg Materials AG	6,328	1,172,189
Henkel AG & Co. KGaA	4,330	354,212
HOCHTIEF AG	829	422,727
Infineon Technologies AG	65,988	4,682,138
Knorr-Bremse AG	3,315	392,468
Mercedes-Benz Group AG	35,430	1,904,900
Merck KGaA	6,538	1,076,816
MTU Aero Engines AG	2,779	1,156,811
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	6,553	3,937,153
Rheinmetall AG	2,347	3,078,387
RWE AG	34,000	2,236,806
SAP SE	51,969	9,428,145
Siemens AG	36,398	11,836,731
Siemens Energy AG	37,543	6,368,682
Siemens Healthineers AG(c)	18,295	775,877
Talanx AG	2,792	370,382
Volkswagen AG	1,081	94,338
Vonovia SE	37,537	908,247
		91,602,205
Hong Kong — 1.9%
AIA Group Ltd.	530,800	5,364,454
Alibaba Health Information Technology Ltd.(a)	312,000	142,838
Budweiser Brewing Co. APAC Ltd.(b),(c)	76,400	64,108
Cathay Pacific Airways Ltd.	44,000	81,922
China Gas Holdings Ltd.(b)	110,400	86,021
Chow Tai Fook Jewellery Group Ltd.	99,000	156,171
CK Asset Holdings Ltd.	92,500	564,324
CK Hutchison Holdings Ltd.	134,000	1,257,703

Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.2% (continued)
Hong Kong — 1.9% (continued)
CK Infrastructure Holdings Ltd.	28,500	227,517
CLP Holdings Ltd.	94,000	936,212
Futu Holdings Ltd., ADR	3,165	332,705
Galaxy Entertainment Group Ltd.	96,000	418,690
Geely Automobile Holdings Ltd.	317,000	800,423
Hang Lung Properties Ltd.	84,000	78,091
Henderson Land Development Co. Ltd.(b)	64,000	231,789
HK Electric Investments & HK Electric Investments Ltd.	100,000	82,381
HKT Trust & HKT Ltd.	199,000	336,759
Hong Kong & China Gas Co. Ltd.(b)	532,507	477,393
Hong Kong Exchanges & Clearing Ltd.	59,900	3,121,192
Hongkong Land Holdings Ltd.	49,668	403,304
Jardine Matheson Holdings Ltd.	9,424	625,848
Kingboard Laminates Holdings Ltd.	39,000	146,320
Link REIT	130,103	649,055
MTR Corp. Ltd.(b)	82,000	346,337
Power Assets Holdings Ltd.	74,000	557,246
Prudential PLC	125,473	1,884,425
Regencell Bioscience Holdings Ltd.(a),(b)	2,663	16,457
Sino Biopharmaceutical Ltd.	518,000	332,271
Sino Land Co. Ltd.	176,000	240,155
SITC International Holdings Co. Ltd.	62,000	312,151
Sun Hung Kai Properties Ltd.	71,000	1,115,487
Swire Pacific Ltd., Cl. A	20,000	253,775
Swire Pacific Ltd., Cl. B	22,500	42,982
Swire Properties Ltd.	59,000	179,823
Techtronic Industries Co. Ltd.	71,500	1,203,581
The Wharf Holdings Ltd.	46,000	115,270
WH Group Ltd.(c)	385,500	415,410
Wharf Real Estate Investment Co. Ltd.	78,000	264,390
Xinyi Glass Holdings Ltd.	78,851	93,717
Zijin Gold International Co. Ltd.	20,800	313,528
		24,272,225
Ireland — .6%
AIB Group PLC	103,782	1,224,512
Bank of Ireland Group PLC	49,512	1,030,515
Experian PLC	45,866	1,722,104
ICON PLC(a)	3,844	628,744
Kerry Group PLC, Cl. A	6,865	653,998
Kingspan Group PLC	7,960	734,959
Ryanair Holdings PLC	50,895	1,420,598
		7,415,430
Israel — 1.3%
Airport City Ltd.(a)	3,047	54,827
Amot Investments Ltd.	14,494	87,992
Azrieli Group Ltd.(b)	2,088	275,954
Bank Hapoalim BM	66,549	1,615,397
Bank Leumi Le-Israel BM	75,473	1,784,201
Bezeq The Israeli Telecommunication Corp. Ltd.	146,885	351,221
Big Shopping Centers Ltd.	794	178,369
Camtek Ltd.(a)	1,326	184,514

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.2% (continued)
Israel — 1.3% (continued)
Cellebrite DI Ltd.(a)	7,595	112,026
Check Point Software Technologies Ltd.(a)	3,694	469,618
Clal Insurance Enterprises Holdings Ltd.	3,467	262,447
Delek Group Ltd.	4,919	128,704
Delek Yizum Nechasim Ltd.(a)	492	10,837
Doral Group Renewable Energy Resources Ltd.(a)	5,477	123,593
Elbit Systems Ltd.	1,379	1,108,640
Energix-Renewable Energies Ltd.	13,947	101,113
Enlight Renewable Energy Ltd.(a)	6,335	537,890
Etoro Group Ltd., Cl. A(a)	2,556	91,173
Fattal Holdings 1998 Ltd.(a)	329	72,834
FIBI Holdings Ltd.	732	71,690
Global-e Online Ltd.(a)	5,169	203,193
Harel Insurance Investments & Financial Services Ltd.	5,403	310,013
ICL Group Ltd.	30,528	156,022
Israel Corp. Ltd.(b)	2,148	56,202
Israel Discount Bank Ltd., Cl. A	59,125	617,094
Mega Or Holdings Ltd.	1,229	199,432
Melisron Ltd.	1,247	163,625
Menora Mivtachim Holdings Ltd.	1,053	164,717
Migdal Insurance & Financial Holdings Ltd.(a)	28,844	163,806
Mivne Real Estate KD Ltd.	30,371	133,896
Mizrahi Tefahot Bank Ltd.	7,989	594,058
Monday.com Ltd.(a)	2,037	177,525
Next Vision Stabilized Systems Ltd.	3,765	292,013
Nice Ltd.(a)	2,759	268,048
Nova Ltd.(a)	1,530	612,270
OPC Energy Ltd.(a)	8,201	256,918
Paz Retail And Energy Ltd.	360	101,458
Phoenix Financial Ltd.	12,070	677,968
Plus500 Ltd.	3,300	173,642
Shapir Engineering and Industry Ltd.	6,883	102,925
Shikun & Binui Ltd.(a)	16,470	94,125
Shufersal Ltd.	14,476	206,635
Strauss Group Ltd.	2,626	99,306
Tel Aviv Stock Exchange, Ltd.	3,143	121,116
Teva Pharmaceutical Industries Ltd.(a)	58,628	2,081,173
The First International Bank of Israel Ltd.	2,842	219,404
Tower Semiconductor Ltd.(a)	5,624	1,243,390
Wix.com Ltd.(a)	2,004	110,280
		17,223,294
Italy — 2.8%
A2A SpA	74,727	195,082
Banca Mediolanum SpA	10,469	279,085
Banca Monte dei Paschi di Siena SpA	95,114	1,265,925
Banco BPM SpA	56,799	1,030,897
BPER Banca SPA	73,157	1,184,282
Davide Campari-Milano NV(b)	25,867	175,472
Enel SpA	390,279	4,400,097
Eni SpA	91,208	2,516,445
Ferrari NV	6,167	2,413,158

Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.2% (continued)
Italy — 2.8% (continued)
FinecoBank Banca Fineco SpA	31,817	867,221
Generali	44,674	2,261,070
Infrastrutture Wireless Italiane SpA(b),(c)	12,877	95,190
Intesa Sanpaolo SpA	724,824	5,453,172
Leonardo SpA	20,640	1,308,953
Moncler SpA	10,939	617,966
Poste Italiane SpA	22,590	681,222
PRADA SpA(b)	19,100	105,370
Prysmian SpA	14,294	1,976,804
Recordati Industria Chimica e Farmaceutica SpA	5,767	342,709
Snam SpA	101,624	688,445
Telecom Italia SpA(a)	86,305	730,139
Terna - Rete Elettrica Nazionale	73,066	838,307
UniCredit SpA	69,865	6,560,067
Unipol Assicurazioni SpA	15,741	490,259
		36,477,337
Japan — 22.4%
ABC-Mart, Inc.	3,900	66,696
Acom Co. Ltd.	22,500	67,362
Advantest Corp.	36,400	7,429,738
Aeon Co. Ltd.	120,630	1,033,376
AGC, Inc.	10,000	381,787
Air Water, Inc.	8,900	140,690
Aisin Corp.	24,900	347,716
Ajinomoto Co., Inc.	43,200	1,347,075
Alfresa Holdings Corp.	9,800	142,761
ALSOK Co. Ltd.	21,200	156,179
Amada Co. Ltd.	15,700	274,805
ANA Holdings, Inc.	24,000	469,675
ARCHION Corp.(a)	19,700	33,034
Asahi Group Holdings Ltd.	76,700	802,767
Asahi Intecc Co. Ltd.	11,500	259,504
Asahi Kasei Corp.	62,200	672,881
Asics Corp.	31,200	931,542
Astellas Pharma, Inc.	92,300	1,276,462
Azbil Corp.	22,100	231,167
Bandai Namco Holdings, Inc.	29,300	848,131
BayCurrent, Inc.	6,400	286,950
Bridgestone Corp.	51,300	1,277,466
Brother Industries Ltd.	12,300	309,846
Canon, Inc.	46,600	1,295,932
Capcom Co. Ltd.	18,400	458,079
Central Japan Railway Co.	42,000	1,051,945
Chubu Electric Power Co., Inc.	31,000	542,610
Chugai Pharmaceutical Co. Ltd.	32,200	1,401,855
Coca-Cola Bottlers Japan Holdings, Inc.	5,700	137,036
Cosmos Pharmaceutical Corp.	1,600	64,141
CyberAgent, Inc.	17,500	159,970
Dai Nippon Printing Co. Ltd.	19,800	363,295
Daifuku Co. Ltd.	17,400	653,818
Daiichi Life Group, Inc.	170,900	2,059,172

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.2% (continued)
Japan — 22.4% (continued)
Daiichi Sankyo Co. Ltd.	85,900	1,385,136
Daikin Industries Ltd.	14,000	2,048,234
Daito Trust Construction Co. Ltd.	16,100	340,656
Daiwa House Industry Co. Ltd.	29,800	875,518
Daiwa House REIT Investment Corp.	177	137,287
Daiwa Securities Group, Inc.	66,600	755,825
Denso Corp.	85,200	1,052,793
Dentsu Group, Inc.(a)	11,000	244,905
Disco Corp.	4,400	1,616,028
East Japan Railway Co.	52,500	1,212,058
Ebara Corp.	23,100	806,342
Eisai Co. Ltd.	13,700	415,410
Electric Power Development Co. Ltd.	8,200	195,698
ENEOS Holdings, Inc.	133,100	1,109,689
FANUC Corp.	46,600	2,088,183
Fast Retailing Co. Ltd.	8,600	4,223,168
Food & Life Cos., Ltd.	10,600	370,076
Fuji Electric Co. Ltd.	6,500	583,153
Fuji Media Holdings, Inc.	4,300	107,510
FUJIFILM Holdings Corp.	58,100	1,376,374
Fujikura Ltd.	73,200	1,917,980
Fujitsu Ltd.	84,000	1,930,325
Fukuoka Financial Group, Inc.	8,900	411,393
Furukawa Electric Co. Ltd.	32,900	649,838
GLP J-REIT	192	174,847
GMO Payment Gateway, Inc.	2,300	142,731
Hachijuni Nagano Bank Ltd.	20,000	315,026
Hamamatsu Photonics KK	15,400	224,677
Hankyu Hanshin Holdings, Inc.	11,100	328,695
Haseko Corp.	10,500	183,325
Hikari Tsushin, Inc.	700	172,247
Hirose Electric Co. Ltd.	1,400	240,697
Hitachi Construction Machinery Co. Ltd.	5,400	182,934
Hitachi Ltd.	219,000	7,244,296
Honda Motor Co. Ltd.	190,700	1,946,823
Hoshizaki Corp.	5,900	211,359
Hoya Corp.	16,900	2,618,983
Hulic Co. Ltd.	25,100	277,207
Ibiden Co. Ltd.	12,000	1,254,828
Idemitsu Kosan Co. Ltd.	39,400	324,405
IHI Corp.	51,400	912,756
Iida Group Holdings Co. Ltd.	9,600	138,008
Inpex Corp.	44,000	1,002,280
Isetan Mitsukoshi Holdings Ltd.	16,600	373,963
Isuzu Motors Ltd.	25,000	377,218
ITOCHU Corp.	315,000	3,984,362
J Front Retailing Co. Ltd.	11,500	215,338
Japan Airlines Co. Ltd.	22,900	423,267
Japan Exchange Group, Inc.	52,300	720,162
Japan Metropolitan Fund Invest	369	273,230
Japan Post Bank Co. Ltd.	67,700	1,322,749

Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.2% (continued)
Japan — 22.4% (continued)
Japan Post Holdings Co. Ltd.	86,200	1,289,549
Japan Post Insurance Co. Ltd.	27,600	306,984
Japan Real Estate Investment Corp.	368	282,197
Japan Tobacco, Inc.	56,200	2,518,367
JFE Holdings, Inc.	31,400	358,420
JX Advanced Metals Corp.	26,800	639,093
Kajima Corp.	22,000	743,765
Kandenko Co. Ltd.	5,400	182,052
Kao Corp.	45,800	940,018
Kawasaki Heavy Industries Ltd.	40,100	695,847
Kawasaki Kisen Kaisha Ltd.(b)	17,800	318,606
KDDI Corp.	155,900	2,860,003
Keio Corp.	29,300	149,016
Keisei Electric Railway Co. Ltd.	23,900	192,056
Kewpie Corp.	5,400	154,412
Keyence Corp.	9,000	4,586,905
Kikkoman Corp.	40,500	419,053
Kinden Corp.	5,100	227,094
Kintetsu Group Holdings Co. Ltd.	8,800	191,447
Kioxia Holdings Corp.(a)	8,200	2,394,724
Kirin Holdings Company Ltd.	39,000	723,297
Kobe Bussan Co. Ltd.	8,300	143,403
Koei Tecmo Holdings Co. Ltd.	7,900	79,856
Koito Manufacturing Co. Ltd.	9,400	159,190
Kokusai Electric Corp.	9,600	447,488
Komatsu Ltd.	44,900	1,972,244
Konami Group Corp.	4,600	596,288
Kubota Corp.	46,500	801,795
Kuraray Co. Ltd.	10,400	120,182
Kurita Water Industries Ltd.	5,800	318,440
Kyocera Corp.	67,900	1,573,992
Kyoto Financial Group, Inc.	14,800	412,420
Kyowa Kirin Co. Ltd.	13,600	218,189
Kyushu Electric Power Co., Inc.	24,500	273,735
Kyushu Railway Co.	8,000	180,675
Lasertec Corp.	3,900	928,554
Lixil Corp.	11,200	122,041
LY Corp.	117,900	330,838
M3, Inc.	18,700	209,226
Makita Corp.	11,800	384,107
Marubeni Corp.	74,000	2,417,171
Marui Group Co. Ltd.	6,200	115,550
MatsukiyoCocokara & Co.	17,100	272,193
Mazda Motor Corp.	31,800	234,968
McDonald’s Holdings Co. Japan Ltd.	4,600	233,431
Mebuki Financial Group, Inc.	44,100	414,619
Medipal Holdings Corp.	8,600	155,716
MEIJI Holdings Co. Ltd.	13,400	318,873
Minebea Mitsumi, Inc.	16,100	374,327
MISUMI Group, Inc.	15,000	363,731
Mitsubishi Chemical Group Corp.	62,100	463,337

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.2% (continued)
Japan — 22.4% (continued)
Mitsubishi Corp.	170,700	5,120,196
Mitsubishi Electric Corp.	97,800	3,631,299
Mitsubishi Estate Co. Ltd.	57,700	1,410,746
Mitsubishi Gas Chemical Co., Inc.	8,800	232,180
Mitsubishi HC Capital, Inc.	42,000	388,545
Mitsubishi Heavy Industries Ltd.	157,500	3,723,222
Mitsubishi Motors Corp.(b)	15,500	35,833
Mitsubishi UFJ Financial Group, Inc.	575,100	12,897,988
Mitsui & Co. Ltd.	120,100	3,723,873
Mitsui Chemicals, Inc.	18,100	240,822
Mitsui Fudosan Co. Ltd.	133,900	1,311,879
Mitsui Kinzoku Co. Ltd.	2,700	524,823
Mitsui O.S.K. Lines Ltd.	16,600	614,479
Mizuho Financial Group, Inc.	124,960	6,409,473
MonotaRO Co. Ltd.	13,900	174,858
MS&AD Insurance Group Holdings, Inc.	66,000	2,041,036
Murata Manufacturing Co. Ltd.	84,600	3,940,296
NEC Corp.	63,300	1,884,390
Nexon Co. Ltd.	18,300	287,444
NGK Corp.	12,100	425,105
NH Foods Ltd.	4,600	180,562
Nichirei Corp.	12,300	170,219
NIDEC Corp.(a)	45,100	733,893
Nikon Corp.	11,400	136,678
Nintendo Co. Ltd.	57,800	2,787,541
Nippon Building Fund, Inc.	453	383,226
Nippon Express Holdings, Inc.	10,200	338,110
Nippon Paint Holdings Co. Ltd.(b)	47,600	361,727
Nippon Prologis REIT, Inc.	377	214,515
Nippon Sanso Holdings Corp.	9,200	334,025
Nippon Steel Corp.	244,500	997,502
Nippon Television Holdings, Inc.	9,700	177,643
Nippon Yusen KK	19,800	759,793
Nissan Chemical Corp.	6,600	311,005
Nissan Motor Co. Ltd.(a),(b)	109,600	231,418
Nisshin Seifun Group, Inc.	10,800	136,505
Nissin Foods Holdings Co. Ltd.	8,600	155,851
Niterra Co. Ltd.	7,800	461,215
Nitori Holdings Co. Ltd.	17,000	271,028
Nitto Denko Corp.	34,600	722,531
Nomura Holdings, Inc.	154,800	1,477,758
Nomura Real Estate Holdings, Inc.	27,100	156,583
Nomura Real Estate Master Fund, Inc.	237	227,288
Nomura Research Institute Ltd.	20,600	606,259
NTT, Inc.	2,727,800	2,610,876
Obayashi Corp.	31,000	616,009
OBIC Business Consultants Co. Ltd.	1,700	85,446
OBIC Co. Ltd.	17,400	494,489
Odakyu Electric Railway Co. Ltd.	18,600	206,238
Oji Holdings Corp.	40,500	223,783
Olympus Corp.	54,700	625,241

Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.2% (continued)
Japan — 22.4% (continued)
Omron Corp.	8,300	283,052
Ono Pharmaceutical Co. Ltd.	18,300	273,997
Open House Group Co. Ltd.	3,400	181,696
Oracle Corp.	2,100	117,144
Oriental Land Co. Ltd.	53,200	1,058,153
ORIX Corp.	57,200	2,302,729
Orix JREIT, Inc.	321	207,851
Osaka Gas Co. Ltd.	18,100	626,921
Otsuka Corp.	11,900	244,689
Otsuka Holdings Co. Ltd.	22,400	1,561,564
Pan Pacific International Holdings Corp.	100,400	568,886
Panasonic Holdings Corp.	111,500	2,999,943
Persol Holdings Co. Ltd.	66,300	109,844
Rakuten Bank Ltd.(a)	4,500	154,677
Rakuten Group, Inc.(a)	72,700	380,611
Recruit Holdings Co. Ltd.	65,200	5,139,017
Renesas Electronics Corp.	82,400	1,781,258
Resona Holdings, Inc.	108,800	1,497,473
Resonac Holdings Corp.	8,900	767,169
Ricoh Co. Ltd.	25,100	248,990
Rinnai Corp.	6,100	137,152
Rohm Co. Ltd.	17,300	470,569
Rohto Pharmaceutical Co. Ltd.	9,100	136,507
Ryohin Keikaku Co. Ltd.	26,600	697,806
Sanrio Co. Ltd.(b)	51,000	407,584
Santen Pharmaceutical Co. Ltd.	12,100	143,171
Sanwa Holdings Corp.	9,200	198,878
SBI Holdings, Inc.	30,300	578,122
SBI Shinsei Bank Ltd.(b)	9,900	92,705
SCREEN Holdings Co. Ltd.	7,800	617,240
SECOM Co. Ltd.	21,100	911,981
Sega Sammy Holdings, Inc.	8,400	144,999
Seibu Holdings, Inc.(b)	11,600	259,502
Seiko Epson Corp.	11,900	220,474
Sekisui Chemical Co. Ltd.	16,800	281,187
Sekisui House Ltd.	31,400	687,852
Seven & i Holdings Co. Ltd.	116,800	1,547,064
SG Holdings Co. Ltd.	15,400	152,960
Shimadzu Corp.	12,100	311,116
Shimamura Co. Ltd.	6,600	138,860
Shimano, Inc.	3,600	455,017
Shimizu Corp.	26,500	396,023
Shin-Etsu Chemical Co. Ltd.	84,700	3,085,320
Shionogi & Co. Ltd.	39,400	719,704
Shiseido Co. Ltd.	18,300	362,495
Shizuoka Financial Group, Inc.	23,300	465,342
SMC Corp.	2,800	1,239,403
SoftBank Corp.	1,437,400	2,016,738
SoftBank Group Corp.	179,800	5,939,695
Sojitz Corp.	10,200	344,708
Sompo Holdings, Inc.	44,400	1,983,465

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.2% (continued)
Japan — 22.4% (continued)
Sony Financial Group, Inc.	250,700	246,095
Sony Group Corp.	303,700	7,223,187
Square Enix Holdings Co. Ltd.	9,200	159,732
Subaru Corp.	27,800	474,115
Sugi Holdings Co. Ltd.	4,900	86,860
Sumitomo Chemical Co. Ltd.	75,100	245,876
Sumitomo Corp.	215,200	2,257,083
Sumitomo Electric Industries Ltd.	147,800	2,027,290
Sumitomo Forestry Co. Ltd.	28,200	238,653
Sumitomo Heavy Industries Ltd.	5,300	174,353
Sumitomo Metal Mining Co. Ltd.	13,200	678,549
Sumitomo Mitsui Financial Group, Inc.	192,600	8,242,276
Sumitomo Mitsui Trust Group, Inc.	130,100	1,351,455
Sumitomo Pharma Co. Ltd.(a)	8,300	65,055
Sumitomo Realty & Development Co. Ltd.	41,600	941,340
Sumitomo Rubber Industries Ltd.	8,000	114,555
Sundrug Co. Ltd.	2,000	47,480
Suntory Beverage & Food Ltd.	6,600	190,674
Suzuki Motor Corp.	82,100	1,075,589
Sysmex Corp.	25,600	257,085
T&D Holdings, Inc.	24,300	776,501
Taisei Corp.	7,500	615,403
Takeda Pharmaceutical Co. Ltd.	78,100	2,704,131
TBS Holdings, Inc.	6,800	257,693
TDK Corp.	96,300	1,819,252
Terumo Corp.	67,900	991,048
The Chiba Bank Ltd.	32,100	529,607
The Kansai Electric Power Company, Inc.	43,500	666,740
The Yokohama Rubber Company Ltd.	6,800	327,519
TISI, Inc.	9,700	230,278
Tobu Railway Co. Ltd.	10,600	206,108
Toei Animation Co. Ltd.	1,100	20,297
Toho Co. Ltd.	22,700	216,985
Tohoku Electric Power Co., Inc.	18,500	137,160
Tokio Marine Holdings, Inc.	88,400	4,504,805
Tokyo Century Corp.	9,100	149,909
Tokyo Electric Power Co. Holdings, Inc.(a),(b)	68,800	224,688
Tokyo Electron Ltd.	22,900	7,982,101
Tokyo Gas Co. Ltd.	16,300	636,644
Tokyo Metro Co. Ltd.	10,500	96,114
Tokyo Ohka Kogyo Co. Ltd.	4,900	273,335
Tokyu Corp.	27,500	301,727
Tokyu Fudosan Holdings Corp.	32,100	269,440
TOPPAN Holdings, Inc.	12,000	341,178
Toray Industries, Inc.	66,300	482,182
Tosoh Corp.	16,500	280,881
TOTO Ltd.	6,900	303,778
Toyo Suisan Kaisha Ltd.	4,600	299,444
Toyota Motor Corp.	535,000	10,305,197
Toyota Tsusho Corp.	33,100	1,397,382
Trend Micro, Inc.	5,000	199,121

Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.2% (continued)
Japan — 22.4% (continued)
Tsuruha Holdings, Inc.	8,700	132,447
Unicharm Corp.	51,400	324,912
United Urban Investment Corp.	165	168,808
USS Co. Ltd.	19,300	244,545
West Japan Railway Co.	23,400	441,033
Yakult Honsha Co. Ltd.	13,600	240,781
Yamada Holdings Co. Ltd.	35,500	158,989
Yamaha Corp.	15,200	118,708
Yamaha Motor Co. Ltd.(b)	47,300	398,957
Yamato Holdings Co. Ltd.	10,500	136,472
Yamazaki Baking Co. Ltd.(b)	6,400	135,014
Yaskawa Electric Corp.	10,700	327,065
Yokogawa Electric Corp.	10,600	384,922
Yokohama Financial Group, Inc.	57,200	660,643
Zensho Holdings Co. Ltd.	4,700	294,412
ZOZO, Inc.	23,500	168,695
		293,068,039
Luxembourg — .2%
ArcelorMittal SA	21,319	1,489,865
CVC Capital Partners PLC(b),(c)	32,061	535,241
Tenaris SA	14,420	413,778
Zabka Group SA	23,217	197,227
		2,636,111
Macau — .0%
MGM China Holdings Ltd.	31,200	45,199
Sands China Ltd.	130,000	244,032
		289,231
Mexico — .0%
Fresnillo PLC	8,842	294,503
Netherlands — 4.7%
ABN AMRO Bank NV, CVA	29,105	1,305,983
Adyen NV(a),(c)	1,416	1,428,626
Airbus SE	29,730	6,916,420
ASM International NV	2,324	2,142,310
ASML Holding NV	19,244	31,754,869
EXOR NV	4,280	341,258
Ferrovial NV	24,043	1,569,579
Heineken Holding NV	6,620	555,634
Heineken NV	14,556	1,315,341
ING Groep NV	138,493	4,850,402
Koninklijke Ahold Delhaize NV	43,914	1,736,047
Koninklijke KPN NV	162,650	769,320
Koninklijke Philips NV	42,072	1,100,750
Nebius Group NV(a)	10,435	1,986,928
Prosus NV	62,107	2,855,786
Stellantis NV(a)	99,870	570,160
Universal Music Group NV	46,039	764,624
		61,964,037
New Zealand — .2%
Auckland International Airport Ltd.	80,503	412,050
Contact Energy Ltd.	51,373	274,724

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.2% (continued)
New Zealand — .2% (continued)
Fisher & Paykel Healthcare Corp. Ltd.	28,981	692,980
Infratil Ltd.	45,701	396,935
Mainfreight Ltd.	3,120	126,876
Mercury NZ Ltd.	33,962	133,717
Meridian Energy Ltd.	73,391	245,831
Spark New Zealand Ltd.	67,746	76,437
The a2 Milk Company Ltd.	34,365	166,606
Xero Ltd.(a)	8,702	427,830
		2,953,986
Norway — .7%
Aker ASA, Cl. A	1,093	146,821
Aker BP ASA	15,182	535,457
AutoStore Holdings Ltd.(a),(c)	60,403	76,362
DNB Bank ASA	42,041	1,351,986
DOF Group ASA	6,628	87,006
Equinor ASA	38,037	1,549,682
Frontline PLC	6,916	274,038
Gjensidige Forsikring ASA	9,050	269,280
Kongsberg Gruppen ASA	21,066	657,910
Kongsberg Maritime A/S(a)	21,066	118,388
Leroy Seafood Group ASA	15,743	68,887
Mowi ASA	21,406	457,272
Nordic Semiconductor ASA(a)	10,703	179,094
Norsk Hydro ASA	61,025	557,604
Orkla ASA	37,414	415,790
Protector Forsikring ASA	2,605	134,972
Salmar ASA	3,354	182,302
SpareBank 1 SMN	3,542	73,318
SpareBank 1 Sor-Norge ASA	8,973	200,573
Sparebanken Norge	6,772	140,364
Storebrand ASA	19,774	419,907
Telenor ASA	33,504	472,664
TOMRA Systems ASA	13,599	150,268
Var Energi ASA	44,982	223,862
Vend Marketplaces ASA, Cl. B	8,026	202,254
Wallenius Wilhelmsen ASA	4,870	75,842
Yara International ASA	7,682	361,817
		9,383,720
Poland — .5%
Allegro.eu SA(a),(c)	33,815	406,360
Asseco Poland SA	3,275	174,756
Bank Millennium SA(a)	30,063	165,919
Bank Polska Kasa Opieki SA	9,291	609,323
BNPP Bank Polska SA	1,750	72,461
Budimex SA	760	146,461
CD Projekt SA(a)	3,573	238,524
Dino Polska SA(a),(c)	20,027	171,145
Erste Bank Polska SA	2,011	394,851
InPost SA(a)	13,084	232,732
KGHM Polska Miedz SA	6,988	574,866
LPP SA	56	324,924

Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.2% (continued)
Poland — .5% (continued)
mBank SA(a)	724	261,390
Orange Polska SA	32,296	131,569
ORLEN SA	28,995	1,146,663
PGE Polska Grupa Energetyczna SA(a)	51,134	138,100
Powszechna Kasa Oszczednosci Bank Polski SA	43,817	1,310,039
Powszechny Zaklad Ubezpieczen SA	30,136	572,225
		7,072,308
Portugal — .2%
Banco Comercial Portugues SA, Cl. R	434,729	532,689
EDP SA	153,302	788,425
Galp Energia SGPS SA	21,373	484,191
Jeronimo Martins SGPS SA	12,320	246,074
		2,051,379
Russia — .0%
Evraz PLC(a),(d)	2,845	0
Singapore — 1.6%
CapitaLand Ascendas REIT	108,126	216,454
CapitaLand Integrated Commercial Trust	307,001	595,445
CapitaLand Investment Ltd.	111,000	229,989
City Developments Ltd.	22,400	136,968
DBS Group Holdings Ltd.	101,799	5,869,420
Genting Singapore Ltd.	258,700	127,960
Grab Holdings Ltd., Cl. A(a),(b)	136,752	478,632
Jardine Cycle & Carriage Ltd.	2,800	64,122
Keppel Ltd.	72,100	644,171
Keppel REIT	7,211	5,168
Mapletree Industrial Trust	80,400	120,869
Mapletree Logistics Trust	159,800	154,348
Mapletree Pan Asia Commercial Trust	110,200	114,166
Oversea-Chinese Banking Corp. Ltd.	161,719	3,669,477
SATS Ltd.	50,800	187,166
Sea Ltd., ADR(a)	15,871	1,694,070
Seatrium Ltd.	169,280	283,496
Sembcorp Industries Ltd.	46,700	200,798
Singapore Airlines Ltd.	73,700	442,039
Singapore Exchange Ltd.	40,800	777,355
Singapore Technologies Engineering Ltd.	79,300	622,639
Singapore Telecommunications Ltd.	358,000	1,238,137
United Overseas Bank Ltd.	65,000	2,197,383
UOL Group Ltd.	29,600	228,260
Wilmar International Ltd.	84,600	258,980
		20,557,512
Spain — 3.1%
ACS Actividades de Construccion y Servicios SA	8,882	1,127,175
Aena SME SA(c)	36,834	1,130,681
Amadeus IT Group SA	23,163	1,421,520
Banco Bilbao Vizcaya Argentaria SA	285,617	7,952,518
Banco Santander SA	733,221	10,391,551
CaixaBank SA	172,200	2,489,436
Cellnex Telecom SA(c)	29,160	901,489
Endesa SA	16,242	791,591

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.2% (continued)
Spain — 3.1% (continued)
Iberdrola SA	319,027	7,579,713
Industria de Diseno Textil SA	56,340	3,658,551
Naturgy Energy Group SA	12,080	402,505
Repsol SA	56,190	1,705,450
Telefonica SA	192,290	792,921
		40,345,101
Sweden — 3.0%
AAK AB(b)	9,595	206,584
AddTech AB, Cl. B	12,011	436,374
Alfa Laval AB	14,323	846,168
Assa Abloy AB, Cl. B	49,521	1,832,900
Atlas Copco AB, Cl. A	128,091	2,700,115
Atlas Copco AB, Cl. B	76,757	1,414,855
Avanza Bank Holding AB	5,368	220,234
Axfood AB	4,686	119,508
Beijer Ref AB	17,968	252,381
Boliden AB	14,108	705,104
Castellum AB	17,967	252,084
Epiroc AB, Cl. A	32,144	822,469
Epiroc AB, Cl. B	19,091	417,440
EQT AB	26,009	882,507
Essity AB, Cl. B	30,417	883,815
Evolution AB(a),(c)	6,614	504,855
Fastighets AB Balder, Cl. B(a)	27,496	150,335
Getinge AB, Cl. B	11,866	295,282
H & M Hennes & Mauritz AB, Cl. B	28,203	514,986
Hexagon AB, Cl. B	106,085	1,041,056
Holmen AB, Cl. B	2,695	91,246
Industrivarden AB, Cl. A	4,202	241,813
Industrivarden AB, Cl. C	8,745	499,217
Indutrade AB	13,253	331,742
Investment AB Latour, Cl. B	7,856	165,190
Investor AB, Cl. A	25,896	1,096,644
Investor AB, Cl. B	89,219	3,843,712
L E Lundbergforetagen AB, Cl. B	2,270	135,986
Lifco AB, Cl. B	11,453	388,970
Nibe Industrier AB, Cl. B	70,939	283,607
Nordnet AB publ	7,130	272,793
Norion Bank AB(a)	2,112	12,973
Saab AB, Cl. B	15,104	946,612
Sagax AB, Cl. B	9,191	161,180
Sagax AB, Cl. D	14,068	48,958
Sandvik AB	53,351	1,990,876
Sectra AB, Cl. B	6,454	180,766
Securitas AB, Cl. B	25,705	412,250
Skandinaviska Enskilda Banken AB, Cl. A	77,304	1,809,432
Skanska AB, Cl. B	17,153	479,529
SKF AB, Cl. B	17,479	472,336
SSAB AB, Cl. A	12,528	131,452
SSAB AB, Cl. B	27,461	287,995
Svenska Cellulosa AB SCA, Cl. B	27,068	307,140

Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.2% (continued)
Sweden — 3.0% (continued)
Svenska Handelsbanken AB, Cl. A	70,288	1,073,108
Svenska Handelsbanken AB, Cl. B	2,525	61,616
Sweco AB, Cl. B	9,956	139,948
Swedbank AB, Cl. A	43,821	1,750,084
Swedish Orphan Biovitrum AB(a)	9,477	467,492
Tele2 AB, Cl. B	27,412	474,538
Telefonaktiebolaget LM Ericsson, Cl. B	148,504	1,460,445
Telia Co. AB	119,374	552,824
Trelleborg AB, Cl. B	10,179	450,906
Volvo AB, Cl. A	8,636	330,594
Volvo AB, Cl. B	75,137	2,869,225
Volvo Car AB, Cl. B(a)	28,592	60,421
		38,782,672
Switzerland — 7.8%
ABB Ltd.	80,455	7,907,770
Alcon AG	25,104	1,718,385
Chocoladefabriken Lindt & Spruengli AG	48	552,945
Cie Financiere Richemont SA, Cl. A	26,751	6,312,052
DSM-Firmenich AG(b)	11,994	1,288,615
Galderma Group AG	7,874	1,710,470
Geberit AG	1,633	1,074,201
Givaudan SA	466	1,860,429
Glencore PLC	483,447	3,532,752
Holcim AG	24,555	2,225,899
Kuehne + Nagel International AG	2,587	657,742
Lonza Group AG	3,500	2,432,112
Nestle SA	129,911	13,007,960
Novartis AG	92,073	14,407,567
Partners Group Holding AG	1,088	903,697
Roche Holding AG	35,631	15,572,735
Roche Holding AG, BR	1,442	639,146
Sandoz Group AG	20,410	1,658,935
Schindler Holding AG	1,089	333,141
Schindler Holding AG, PC	1,913	602,002
SGS SA	8,364	990,179
Sika AG	7,747	1,741,292
STMicroelectronics NV	32,815	1,724,472
Straumann Holding AG	5,427	669,982
Swiss Life Holding AG	1,438	1,697,055
Swiss Re AG	13,426	2,237,805
Swisscom AG	1,289	990,987
UBS Group AG	159,429	8,384,777
Zurich Insurance Group AG	7,516	5,720,725
		102,555,829
United Kingdom — 11.9%
3i Group PLC	51,142	1,971,130
Admiral Group PLC	11,677	592,744
Airtel Africa PLC(c)	27,294	122,314
Anglo American PLC	50,758	2,549,922
Associated British Foods PLC	15,504	435,442
AstraZeneca PLC	75,937	12,908,922

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.2% (continued)
United Kingdom — 11.9% (continued)
Aviva PLC	156,797	1,463,140
BAE Systems PLC	150,712	4,247,065
Barclays PLC	695,743	4,762,939
BP PLC	716,777	5,329,430
British American Tobacco PLC	104,111	6,402,908
BT Group PLC	303,981	823,483
Bunzl PLC	15,892	599,254
Centrica PLC	235,708	491,666
Coca-Cola Europacific Partners PLC	9,569	1,054,666
Compass Group PLC	86,122	2,730,929
Diageo PLC	111,078	2,443,303
GSK PLC	206,113	5,357,529
Haleon PLC	452,672	2,213,163
Halma PLC	19,623	932,190
HSBC Holdings PLC	870,741	18,467,565
ICG PLC	15,294	388,586
Imperial Brands PLC	35,745	1,358,933
Informa PLC	60,999	727,148
InterContinental Hotels Group PLC	7,195	1,156,237
International Consolidated Airlines Group SA	166,816	969,584
Intertek Group PLC	7,985	627,556
J Sainsbury PLC	86,017	416,032
Kingfisher PLC	82,114	341,018
Legal & General Group PLC	288,938	1,168,070
Lloyds Banking Group PLC	2,928,193	4,519,887
London Stock Exchange Group PLC	22,429	2,534,838
M&G PLC	110,511	531,675
Marks & Spencer Group PLC	102,935	561,164
Melrose Industries PLC	57,651	352,463
National Grid PLC	252,647	4,045,997
NatWest Group PLC	390,219	3,706,419
Next PLC	5,533	1,105,364
Pearson PLC	30,387	514,029
Reckitt Benckiser Group PLC	32,735	2,308,384
RELX PLC	89,328	3,133,957
Rentokil Initial PLC	128,088	594,347
Rio Tinto PLC	54,149	5,227,767
Rolls-Royce Holdings PLC	425,793	8,410,655
Schroders PLC	41,816	331,172
Segro PLC	65,101	845,433
Severn Trent PLC	13,893	564,261
Shell PLC	286,050	13,024,845
Smith & Nephew PLC	40,956	638,525
Smiths Group PLC	15,590	554,298
Spirax Group PLC	3,951	369,270
SSE PLC	61,423	1,939,204
Standard Chartered PLC	91,709	2,700,372
Standard Life PLC	39,916	495,808
Tesco PLC	322,415	2,123,892
The Sage Group PLC	43,615	571,219
The Weir Group PLC	14,088	499,757

Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.2% (continued)
United Kingdom — 11.9% (continued)
Unilever PLC	109,054	6,960,800
United Utilities Group PLC	35,166	654,500
Verisure PLC(a),(b)	6,916	85,699
Vodafone Group PLC	937,176	1,486,330
Wise Group PLC, Cl. A(a)	32,350	385,546
		154,830,745
United States — .2%
Brookfield Asset Management Ltd., Cl. A	18,375	888,198
Octave Intelligence PLC, SDR(a)	10,194	182,402
RB Global, Inc.	9,477	1,038,731
Restaurant Brands International, Inc.	16,038	1,185,316
		3,294,647
Total Equity Securities - Common Stocks (cost $1,025,142,709)		1,296,003,681

	Preferred Dividend Rate (%)
Equity Securities - Preferred Stocks — .2%
Germany — .2%
Dr. Ing. h.c. F. Porsche AG	1.01	5,124	250,201
Henkel AG & Co. KGaA	2.07	8,487	738,408
Sartorius AG	0.74	1,250	313,525
Volkswagen AG	5.26	10,048	863,123
Total Equity Securities - Preferred Stocks (cost $2,401,001)			2,165,257

Warrants — .0%
Canada — .0%
Constellation Software, Inc., expiring 3/31/2040 (cost $0)	563	0

	1-Day Yield (%)
Investment Companies — .1%
Registered Investment Companies — .1%
BNY Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares(e) (cost $1,734,818)	3.64	1,734,818	1,734,818
Investment of Cash Collateral for Securities Loaned — .1%
Registered Investment Companies — .1%
BNY Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares(e) (cost $1,121,714)	3.64	1,121,714	1,121,714
Total Investments (cost $1,030,400,242)		99.6%	1,301,025,470
Cash and Receivables (Net)		.4%	4,727,316
Net Assets		100.0%	1,305,752,786

ADR—American Depositary Receipt
BR—Bearer Certificate
CVA—Company Voluntary Arrangement
PC—Participation Certificate

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
REIT—Real Estate Investment Trust
SDR—Swedish Depository Receipts

(a)	Non-income producing security.
(b)
Security, or portion thereof, on loan. At July 31, 2026, the value of the fund’s securities on loan was $5,212,077 and the value of the collateral was
$5,494,422, consisting of cash collateral of $1,121,714 and U.S. Government & Agency securities valued at $4,372,708.  In addition, the value of collateral may include pending sales that are also on loan.

(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2026, these securities amounted to $8,637,928 or .7% of net assets.

(d)	The fund held Level 3 securities at July 31, 2026. These securities were valued at $0 or .0% of net assets.
(e)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Futures
Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized Appreciation ($)
Futures Long
MSCI EAFE Index	24	9/18/2026	3,774,378	3,818,760	44,381
S&P/TSX 60 Index	4	9/17/2026	1,171,704(a)	1,188,723	17,019
Gross Unrealized Appreciation					61,400

(a)	Notional amounts in foreign currency have been converted to USD using relevant foreign exchange rates.
See notes to schedule of investments.

Schedule of Investments
BNY Mellon International Equity ETF
July 31, 2026 (Unaudited)
The following is a summary of the inputs used as of July 31, 2026 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total

Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	1,296,003,681	—	0	1,296,003,681
Equity Securities - Preferred Stocks	2,165,257	—	—	2,165,257
Warrants	—	0	—	0
Investment Companies	2,856,532	—	—	2,856,532
	1,301,025,470	0	0	1,301,025,470
Other Financial Instruments:
Futures††	61,400	—	—	61,400
	61,400	—	—	61,400

†	See Schedule of Investments for additional detailed categorizations, if any.
††	Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
BNY Mellon ETF Trust’s (the “Trust”) Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio of investments, subject to the Board’s oversight.
The fund’s equity investments, including shares of REITs and ETFs, if any, (but not including investments in other open-end registered investment companies), generally are valued at the last sales price on the day of valuation of the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Association of Securities Dealers Automated Quotation System (“NASDAQ”) markets generally will be valued at the official closing price. If there are no transactions in a security, or no official closing prices for a NASDAQ market-listed security on that day, the security will be valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Open short positions for which there is no sale price on a given day are valued at the lowest asked price. Investments in other open-end investment companies are valued at their reported NAVs each day. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
Restricted securities, as well as securities or other assets for which recent market quotations are not readily available or are determined not to reflect fair value accurately, are valued at fair value as determined in good faith based on procedures approved by the Board. Fair value of investments may be determined by the valuation designee using such information as it deems appropriate under the circumstances. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Using fair value to price investments may result in a value that is different from a security’s most recent closing price and from the prices used by other funds to calculate their NAVs. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
Market quotations of foreign securities in foreign currencies and any fund assets or liabilities initially expressed in terms of foreign currency are translated into U.S. dollars at the spot rate.
Futures contracts will be valued at the most recent settlement price and are generally categorized within Level 1 of the fair value hierarchy.

Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. The securities on loan, if any, are also disclosed in the fund’s Schedule of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.
Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at July 31, 2026 is discussed below.
Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including , as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of  Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default. Futures open at July 31, 2026 are set forth in the fund’s Schedule of Investments.
At July 31, 2026, accumulated net unrealized appreciation on investments inclusive of derivative contracts was $270,686,628, consisting of $306,568,352 gross unrealized appreciation and $35,881,724 gross unrealized depreciation.
At July 31, 2026, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Schedule of Investments).
Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.